Segment Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 53,490,294	$ 55,263,673	$ 42,283,670
Revenue From China [Member]
Revenues	53,475,870	55,263,673	42,283,670
Foreign Countries [Member]
Revenues	$ 14,424	$ 0	$ 0